Share-based compensation - Schedule Of Awards Granted Phantom RSU Award (Details) - Phantom RSU award - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)		795,013	907,536
2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	733,972	769,375
2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	651,575
2024 | April 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	28,800
2024 | May 2027
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	620,529